Cover	Mar. 19, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 19, 2026
Entity Registrant Name	Modiv Industrial, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40814
Entity Tax Identification Number	47-4156046
Entity Address, Address Line One	1500 North Grant Street #5609
Entity Address, City or Town	Denver,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	888
Local Phone Number	686-6348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001645873
Class C Common Stock, $0.001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class C Common Stock, $0.001 par value per share
Trading Symbol	MDV
Security Exchange Name	NYSE
7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value per share
Document Information [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value per share
Trading Symbol	MDV.PA
Security Exchange Name	NYSE